SCHEDULE OF CASH LEASE PAYMENTS INCLUDED IN MEASUREMENT OF LEASE LIABILITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Leases
Cash paid for amounts included in the measurement of lease liabilities	$ 190,257	$ 182,285